Investments (Schedule of Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investments
Equity investments accounted for using the equity method (i)		¥ 754,144	¥ 378,378
Equity investments with readily determinable fair values (ii)		115,926	238,915
Equity investments without readily determinable fair values (iii)		1,492,837	3,974,231
Total	$ 339,410	¥ 2,362,907	¥ 4,591,524